Investment Objectives and Goals - BLACKROCK SELECT TREASURY BASED LIQUIDITY FUND	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock Select Treasury Based Liquidity Fund (the “Fund”, formerly known as BlackRock Liquid Federal Trust Fund), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.